STOCKHOLDERS' DEFICIT (Details Narrative)	1 Months Ended																	6 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Nov. 30, 2017 USD ($) shares	Oct. 31, 2017 USD ($) shares	Sep. 30, 2017 USD ($) shares	Aug. 31, 2017 USD ($) shares	May 31, 2017 USD ($) shares	Apr. 30, 2017 USD ($) shares	Mar. 31, 2017 USD ($) shares	Feb. 28, 2017 USD ($) shares	Jan. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) $ / shares shares	Nov. 16, 2016 Integer $ / shares shares	Oct. 31, 2016 USD ($) shares	Aug. 31, 2016 USD ($) shares	Jul. 31, 2016 USD ($) shares	Feb. 29, 2016 USD ($) shares	Jun. 19, 2014 Integer shares	Jun. 30, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	May 10, 2018 shares	Apr. 30, 2018 shares	Jan. 26, 2018 shares	Jun. 25, 2014 shares
Preferred Stock, Par Value | $ / shares
Preferred Stock, Shares Designated, par value | $ / shares											$ 0.001									$ 0.001
Preferred Stock, Shares Authorized	600,000										600,000							600,000	600,000	600,000
Preferred Stock, Shares Issued	80,000										80,000							80,000	80,000	80,000
Preferred Stock, Shares Outstanding	80,000										80,000							80,000	80,000	80,000
Common Stock, shares authorized	525,000,000										525,000,000							750,000,000	525,000,000	525,000,000	750,600,000	525,000,000
Common stock, par value per share | $ / shares	$ 0.001										$ 0.001							$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued	244,086,285										181,804,501							247,186,285	244,086,285	181,804,501			100,000
Common Stock, shares outstanding	244,086,285										181,804,501							247,186,285	244,086,285	181,804,501
Common stock, shares																		750,000
Common stock, value | $																		$ 111,410	$ 431,328	$ 323,061
Capital Stock, shares authorized																		525,600,000
Common stock subscriptions | $	$ 100,000										$ 100,000							$ 1,250,000	$ 100,000	$ 100,000
Warrant term																		3 years
Warrant exercise price per share | $ / shares																		$ 1.00
Issuance of warrants																		5,750,000
Series B Preferred Stock [Member]
Preferred Stock, Shares Issued	160,000										160,000							160,000	160,000	160,000
Preferred Stock, Shares Outstanding	160,000										160,000							160,000	160,000	160,000
Common Stock
Common stock, shares	800,000	50,000	50,000	550,000	500,000	750,000	1,675,000		350,000	228,118	400,000		60,000	3,150,000	3,700,000	1,250,000
Common stock, value | $	$ 132,720	$ 4,450	$ 5,005	$ 47,245	$ 43,000	$ 102,750	$ 62,850		$ 25,830	$ 7,478	$ 11,900		$ 2,346	$ 182,725	$ 101,090	$ 25,000
Common Stock | Convertible Notes Payable [Member]
Common stock, shares								13,662,000
Common stock, value | $								$ 220,000
Common Stock | Promissory Notes Payable [Member]
Common stock, shares																		100,000
Common stock, value | $																		$ 25,500
Common Stock | Convertible Debt [Member]
Common stock, shares													800,000
Common stock, value | $													$ 30,000
Common Stock | Accounts Payable [Member]
Common stock, shares															3,000,000
Common stock, value | $															$ 80,433
Common Stock One [Member]
Common stock, shares									43,666,666		5,000,000							1,000,000
Common stock, value | $									$ 940,000		$ 100,000
Common stock subscriptions | $																		$ 1,150,000
Common Stock Two [Member]
Common stock, shares																		1,250,000
Common stock, value | $																		$ 150,000
Common stock subscriptions | $																		$ 5,750,000
July 5, 2016 [Member]
Preferred Stock, Par Value | $ / shares	$ 0.001																		$ 0.001
Preferred Stock, Shares Authorized	600,000										80,000								600,000	80,000
Common Stock, shares authorized	525,000,000										200,000,000								525,000,000	200,000,000
Common stock, par value per share | $ / shares	$ 0.001										$ 0.001								$ 0.001	$ 0.001
Officers and Directors [Member]
Preferred Stock, Shares Issued												160,000												80,000
Directors [Member]
Preferred Stock Designated , Shares																	80,000
Number of votes | Integer																	1,000
Directors [Member] | Series B Preferred Stock [Member]
Preferred Stock, Shares Designated, par value | $ / shares												$ 160,000
Number of votes | Integer												2,000
Loan [Member] | Common Stock
Common stock, shares														300,000
Common stock, value | $														$ 17,970